Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases
Schedule of operating lease expenses

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Rental expense for short-term lease	$5,947	$—
Operating lease cost	77,492	19,583
Total	$83,439	$19,583

Schedule of other information

	March 31, 2026	September 30, 2025
	(Unaudited)
Weighted-average remaining term in years
Operating leases	1.95	2.36
Weighted-average discount rate
Operating leases	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$289,567
Right-of-use assets derecognized for termination of operating lease liabilities	$—	$—

Schedule of future minimum lease payments

Twelve months ending March 31,	Lease payment
(Unaudited)
2027	$246,631
2028	119,836
Thereafter	—
Total lease payments	366,467
Less: discount	21,023
Present value of lease liabilities	$345,444